EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2013
EARNINGS (LOSS) PER SHARE

24. EARNINGS (LOSS) PER SHARE

A reconciliation of net income (loss) attributable to the Company’s ordinary shareholders in the consolidated statements of comprehensive income to the numerator for the computation of basic and diluted earnings (loss) per share for the years ended December 31, 2011, 2012 and 2013 is as follows:

	For the Years Ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Net income (loss) attributable to the Company’s ordinary shareholders	151,506	(17,361)	23,086	3,814
Undistributed earnings allocated to participating Contingently Redeemable Ordinary Shares	—	—	(1,765)	(292)

Income (loss) allocated to Class A and Class B ordinary shares for computing earnings (loss) per share-basic and diluted	151,506	(17,361)	21,321	3,522

Basic and diluted earnings (loss) per share for the years ended December 31, 2011, 2012 and 2013 are calculated as follows:

	For the Years Ended December 31,
	2011		2012		2013		2013
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
	RMB	RMB	RMB	RMB	RMB	RMB	US$	US$
Earnings (loss) per share—basic:
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders used in calculating earnings (loss) per ordinary share—basic	34,054	117,452	(6,487)	(10,874)	8,976	12,345	1,483	2,039
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (loss) per share	54,977,323	189,617,092	113,235,967	189,617,092	134,538,407	185,038,423	134,538,407	185,038,423

Denominator used for earnings (loss) per share	54,977,323	189,617,092	113,235,967	189,617,092	134,538,407	185,038,423	134,538,407	185,038,423
Earnings (loss) per share—basic	0.62	0.62	(0.06)	(0.06)	0.07	0.07	0.01	0.01
Earnings (loss) per share—diluted:
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders used in calculating earnings (loss) per ordinary share—diluted	34,054	117,452	(6,487)	(10,874)	9,494	11,827	1,568	1,954
Reallocation of net income (loss) attributable to ordinary shareholders as a result of conversion of Class B to Class A shares	117,452	—	(10,874)	—	11,827	—	1,954	—
Net income (loss) attributable to ordinary shareholders	151,506	117,452	(17,361)	(10,874)	21,321	11,827	3,522	1,954
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (loss) per share	54,977,323	189,617,092	113,235,967	189,617,092	134,538,407	185,038,423	134,538,407	185,038,423
Conversion of Class B to Class A ordinary shares	189,617,092	—	189,617,092	—	185,038,423	—	185,038,423	—
Dilutive effect of convertible securities:
Share options	—	—	—	—	12,297,251	—	12,297,251	—
RSUs	—	—	—	—	734,995	—	734,995	—
Warrants					971,193	—	971,193	—
Denominator used for earnings (loss) per share	244,594,415	189,617,092	302,853,059	189,617,092	333,580,269	185,038,423	333,580,269	185,038,423
Earnings (loss) per share—diluted	0.62	0.62	(0.06)	(0.06)	0.06	0.06	0.01	0.01

For the year ended December 31, 2011, the share options granted by 3GUU BVI are included in the computation of diluted earnings per share; whereas the RSUs granted by the Company are excluded from the computation of diluted earnings per share, as the attached performance condition has not been met as of December 31, 2011. For the year ended December 31, 2012, the share options and RSUs granted by the Company and the contingently redeemable ordinary shares are excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive. For the year ended December 31, 2013, the share options and RSUs granted and the warrants issued by the Company are included in the computation of diluted earnings per share, and the contingently redeemable ordinary shares are excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive.

The options granted to employees and a non-employee of the Company on January 13, 2014 (Note 25) would have changed the number of potential ordinary shares outstanding as of December 31, 2013 if the transactions had occurred before December 31, 2013.